CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 2,764	$ 4,141
Restricted cash	239	458
Accounts receivable, net	16,539	27,777
Notes receivable	0	526
Inventories, net	13,781	11,906
Project assets, net	17,842	24,654
Prepaid expenses and other current assets, net	5,170	4,382
Amount due from related parties	154	39
Total current assets	56,489	73,883
Intangible assets, net	1,528	1,801
Goodwill	626	651
Other receivable, noncurrent	283	832
Notes receivable, noncurrent	0	4,297
Property, plant and equipment, net	31,783	21,150
Project assets, noncurrent, net	16,495	16,368
Investment in affiliates, net	69,606	69,606
Operating lease right-of-use assets	1,985	0
Deferred tax assets, net	58	140
Total assets	178,853	188,728
Current liabilities:
Accounts payable	19,677	16,271
Accrued liabilities	9,177	16,495
Income taxes payable	561	293
Advance from customers	17,632	25,984
Short-term borrowings and current portion of long-term borrowings	2,857	3,166
Amount due to an affiliate	9,128	8,819
Convertible bonds, net of unamortized debt discount	55,907	41,600
Derivative liability	652	0
Operating lease liabilities, current	426	0
Amount due to related parties	0	79
Consideration payable	54,000	53,824
Total current liabilities	170,017	166,531
Convertible bonds, noncurrent	0	13,400
Long-term borrowings, excluding current portion	6,039	6,674
Amount due to an affiliate, noncurrent	1,728	0
Deferred tax liabilities	3,506	515
Accrued warranty reserve	1,538	1,538
Operating lease liabilities, non-current	1,500
Total liabilities	184,328	188,658
Equity (Deficit):
Ordinary shares, par $0.0001, 500,000,000 shares authorized, 14,621,125 and 7,914,125 shares issued and outstanding as of December 31, 2019 and 2018, respectively*	1	1
Additional paid in capital	612,726	601,319
Accumulated other comprehensive loss	(35,527)	(35,115)
Accumulated deficit	(585,384)	(570,126)
Total deficit attributable to the shareholders of SPI Energy Co., Ltd.	(8,184)	(3,921)
Noncontrolling interests	2,709	3,991
Total (deficit) equity	(5,475)	70
Total liabilities and equity	$ 178,853	$ 188,728